Label	Element	Value
SunAmerica International Dividend Strategy Fund
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Supplement [Text Block]	ck0000799084_SupplementTextBlock

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Dividend Strategy Fund

SunAmerica Japan Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 25, 2013 to the Prospectus

dated January 28, 2013, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Dividend Strategy Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the Trust approved the termination of the 2.00% redemption and exchange fees applicable to the Class A shares of the Funds, effective May 1, 2013. Accordingly, the Funds will no longer assess a redemption or exchange fee on redemptions or exchanges of shares that occur on or after May 1, 2013.

Effective May 1, 2013, all references to redemption and exchange fees in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.